Prepaid Expenses and Other Current Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Prepaid Expenses And Other Current Assets
Summary of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following at the dates indicated:

	September 30, 2025	December 31, 2024
Prepaid expenses and other current assets:
Prepaid software costs	$194,565	$59,855
Service trade	145,548	239,041
Employee receivable	112,583	800
Prepaid insurance costs	68,509	130,345
Prepaid commissions	52,695	31,504
Prepaid consulting costs	—	76,767
Prepaid advertising and marketing costs	—	29,133
Prepaid merchant fees	—	26,690
Prepaid data license and subscription costs	—	3,125
Other current assets	31,953	46,414
Total prepaid expenses and other current assets	$605,853	$643,674

Prepaid expenses and other current assets consisted of the following at the dates indicated:

	December 31, 2024	December 31, 2023
Prepaid expenses and other current assets:
Prepaid commissions	$31,504	$51,472
Service Trade	239,041	364,384
Prepaid insurance costs	130,345	17,661
Prepaid consulting costs	76,767	120,332
Prepaid software costs	59,855	29,887
Prepaid advertising and marketing costs	29,133	11,074
Prepaid merchant fees	26,690	26,224
Prepaid data license and subscription costs	3,125	53,124
Other current assets	47,214	66,997
Total prepaid expenses and other current assets	$643,674	$741,155